Equity Incentive Plan and Stock-Based Compensation Expense - Summary of Components of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 3,056	$ 468
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	1,943	338
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 1,113	$ 130